UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05654

Morgan Stanley Income Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	August 31, 2006

Date of reporting period:	November 30, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Income Trust

Portfolio of Investments November 30, 2005 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	CORPORATE BONDS (73.7%)
	Advertising/Marketing Services (1.1%)
$395	Interpublic Group of Companies, Inc. (The)*	5.40%	11/15/09	$361,425
385	WPP Finance (UK) Corp. (United Kingdom)	5.875	06/15/14	388,845
				750,270
	Aerospace & Defense (1.0%)
175	Raytheon Co.	4.50	11/15/07	173,613
32	Raytheon Co.	6.75	08/15/07	32,850
100	Raytheon Co.	8.30	03/01/10	112,028
374	Systems 2001 Asset Trust - 144A** (Cayman Islands)	6.664	09/15/13	396,613
				715,104
	Air Freight/Couriers (0.5%)
125	Fedex Corp.	2.65	04/01/07	121,315
220	Fedex Corp.	7.25	02/15/11	240,307
				361,622
	Airlines (0.4%)
238	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	251,972

	Apparel/Footwear Retail (0.4%)
310	Limited Brands, Inc.	6.95	03/01/33	299,860

	Auto Parts: O.E.M. (0.6%)
265	Johnson Controls, Inc.	5.00	11/15/06	264,751
160	Lear Corp. (Series B)	8.11	05/15/09	151,039
				415,790
	Beverages: Alcoholic (1.2%)
430	FBG Finance Ltd.- 144A** (Australia)	5.125	06/15/15	417,444
430	Miller Brewing Co. - 144A**	4.25	08/15/08	421,874
				839,318
	Building Products (0.2%)
160	Masco Corp.	4.625	08/15/07	158,840

	Cable/Satellite TV (1.4%)
270	Comcast Cable Communications Inc.	6.75	01/30/11	285,671
345	Cox Communications, Inc.	4.625	01/15/10	333,577
315	Echostar DBS Corp.	6.375	10/01/11	306,337
40	Echostar DBS Corp.	6.625	10/01/14	38,800
				964,385
	Casino/Gaming (0.3%)
190	Harrahs Operating Co Inc.	5.63	06/01/15	185,235

	Containers/Packaging (0.8%)
570	Sealed Air Corp. - 144A**	5.625	07/15/13	558,029

	Department Stores (1.9%)
1,045	May Department Stores Co., Inc.	5.95	11/01/08	1,068,761
260	Penny (JC) Co., Inc.	7.40	04/01/37	278,833
				1,347,594

	Electric Utilities (8.5%)
420	Ameren Corp.	4.26	05/15/07	414,703
400	Arizona Public Service Co.	5.80	06/30/14	411,589
285	Arizona Public Service Co.	6.75	11/15/06	289,155
395	CC Funding Trust I	6.90	02/16/07	403,227
105	Cincinnati Gas & Electric Co.	5.70	09/15/12	107,338
265	Consolidated Natural Gas Co.	5.00	12/01/14	257,840
470	Consolidated Natural Gas Co. (Series B)	5.375	11/01/06	471,956
390	Consumers Energy Co.	4.80	02/17/09	383,726
340	Duquesne Light Co. (Series O)	6.70	04/15/12	367,810
285	Entergy Gulf States, Inc.	3.60	06/01/08	273,835
365	Entergy Gulf States, Inc.	4.27†	12/01/09	358,992
150	Entergy Gulf States, Inc.	5.17	12/08/08	150,000
590	Exelon Corp.	6.75	05/01/11	626,788
315	Jersey Central Power & Light Company	5.625	05/01/16	322,508
205	Monongahela Power Co.	5.00	10/01/06	204,995
230	Pacific Gas & Electric Co.	6.05	03/01/34	233,197
140	Panhandle Eastern Pipe Line Co. (Series B)	2.75	03/15/07	136,236
70	PSEG Energy Holdings Inc.	8.63	02/15/08	73,062
130	Public Service Electric & Gas Co. (Series MTNB)	5.00	01/01/13	129,056
220	Texas Eastern Transmission, LP	7.00	07/15/32	252,432
				5,868,445
	Electrical Products (1.0%)
480	Cooper Industries Inc.	5.25	07/01/07	482,349
245	Cooper Industries Inc. - 144A**	5.25	11/15/12	245,934
				728,283
	Electronics/Appliances (0.4%)
260	LG Electronics Inc. - 144A** (South Korea)	5.00	06/17/10	253,865

	Finance/Rental/Leasing (7.5%)
510	CIT Group, Inc.	2.875	09/29/06	502,319
320	CIT Group, Inc.	7.375	04/02/07	330,157
730	Countrywide Home Loans, Inc. (Series MTN)	3.25	05/21/08	700,188
60	Hertz Corp.	7.40	03/01/11	58,263
185	Hertz Corp.	7.625	06/01/12	179,677
975	MBNA Corp.	6.125	03/01/13	1,028,886
595	Nationwide Building Society - 144A** (United Kingdom)	4.25	02/01/10	578,516
835	Residential Capital Corp.	6.375	06/30/10	842,499
495	SLM Corp. (Series MTNA)	5.00	10/01/13	486,372
525	Toyota Motor Credit Corp.	5.65	01/15/07	527,965
				5,234,842
	Financial Conglomerates (4.8%)
735	Chase Manhattan Corp.	6.00	02/15/09	755,533
500	Citicorp	6.375	11/15/08	520,947
140	Citigroup Inc.	5.625	08/27/12	143,929
265	Citigroup Inc.	6.00	02/21/12	277,608
725	General Electric Capital Corp. (Series MTNA)	6.75	03/15/32	836,165
375	General Motors Acceptance Corp.	6.875	09/15/11	339,213
410	Prudential Funding LLC (Series MTN) - 144A**	6.60	05/15/08	426,751
				3,300,146
	Food Retail (1.1%)
525	Kroger Co.	7.50	04/01/31	549,762
160	Safeway Inc.	6.15	03/01/06	160,240
20	Safeway Inc.	7.25	02/01/31	20,767
				730,769
	Food: Major Diversified (0.3%)
230	Conagra Foods, Inc.	6.00	09/15/06	231,914

	Gas Distributors (1.6%)
370	NiSource Finance Corp.	4.959†	11/23/09	371,589
15	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A** (Qatar)	7.628	09/15/06	15,721
335	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A** (Qatar)	8.294	03/15/14	389,525
320	Sempra Energy	4.621	05/17/07	318,027
				1,094,862
	Home Furnishings (0.5%)
130	Mohawk Industries, Inc. (Class C)	6.50	04/15/07	132,367
210	Mohawk Industries, Inc. (Series D)	7.20	04/15/12	230,770
				363,137
	Home Improvement Chains (0.4%)
300	Lowe’s Companies, Inc.	7.50	12/15/05	300,212

	Hospital/Nursing Management (1.0%)
625	HCA, Inc.	6.30	10/01/12	624,031
50	HCA, Inc.	7.875	02/01/11	53,516
				677,547
	Hotels/Resorts/Cruiselines (1.3%)
695	Hyatt Equities LLC - 144A**	6.875	06/15/07	710,002
170	Starwood Hotels & Resorts Worldwide, Inc.	7.375	05/01/07	175,312
				885,314
	Household/Personal Care (0.8%)
560	Clorox Co. (The)	3.981†	12/14/07	561,227

	Industrial Conglomerates (0.7%)
515	Honeywell International, Inc.	5.125	11/01/06	516,007

	Insurance Brokers/Services (2.8%)
1,135	Farmers Exchange Capital - 144A**	7.05	07/15/28	1,158,051
830	Marsh & McLennan Co., Inc.	5.875	08/01/33	771,227
				1,929,278
	Investment Banks/Brokers (0.6%)
330	Goldman Sachs Group Inc. (The)	5.25	10/15/13	328,403
60	Goldman Sachs Group Inc. (The)	6.60	01/15/12	64,232
				392,635
	Major Banks (2.0%)
805	Bank of America Corp.	3.375	02/17/09	768,615
560	HSBC Finance Corp.	6.75	05/15/11	602,341
				1,370,956
	Major Telecommunications (5.0%)
565	AT&T Corp.	9.75	11/15/31	697,775
150	Deutsche Telekom International Finance Corp. (Netherlands)	8.50	06/15/10	167,139
315	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.75	06/15/30	396,459
455	France Telecom S.A. (France)	8.50	03/01/31	602,092
80	GTE Corp.	6.36	04/15/06	80,461
300	SBC Communications Inc. Note	6.15	09/15/34	296,891
345	Sprint Capital Corp.	8.75	03/15/32	453,530
310	Telecom Italia Capital SpA (Luxembourg)	4.00	01/15/10	295,262
275	Telecom Italia Capital SpA (Luxembourg)	4.00	11/15/08	266,702
165	Verizon Global Funding Corp.	7.25	12/01/10	179,160
				3,435,471

	Managed Health Care (1.7%)
600	Health Net, Inc.	9.875	04/15/11	699,288
175	WellPoint Health Networks Inc.	6.375	06/15/06	176,462
265	WellPoint Inc.	3.75	12/14/07	259,012
55	WellPoint Inc.	4.25	12/15/09	53,462
				1,188,224
	Media Conglomerates (1.3%)
600	News America Holdings, Inc.	7.75	02/01/24	673,231
220	News America Inc.	7.28	06/30/28	238,021
				911,252
	Medical Distributors (0.3%)
210	AmerisourceBergen Corp. - 144A**	5.63	09/15/12	210,525

	Medical Specialties (0.7%)
495	Baxter Finco BV - 144A** (Netherlands)	4.75	10/15/10	487,155

	Motor Vehicles (2.1%)
100	DaimlerChrysler North American Holdings Co.	8.00	06/15/10	109,417
380	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	450,746
1,305	General Motors Corp.	8.375	07/15/33	887,400
				1,447,563
	Multi-Line Insurance (2.5%)
450	AIG Sun America Global Finance VI - 144A**	6.30	05/10/11	477,296
300	American General Finance Corp. (Series MTNF)	5.875	07/14/06	302,216
485	American General Finance Corp. (Series MTNH)	4.625	09/01/10	473,892
365	Equitable Life Assurance Society - 144A**	6.95	12/01/05	365,000
135	Hartford Financial Services Group, Inc. (The)	2.375	06/01/06	133,477
				1,751,881
	Oil & Gas Production (3.2%)
410	Kerr-McGee Corp.	5.875	09/15/06	414,266
230	Kerr-McGee Corp.	6.625	10/15/07	236,366
55	Pemex Project Funding Master Trust	7.375	12/15/14	60,802
210	Pemex Project Funding Master Trust	7.875	02/01/09	225,225
1,170	Pemex Project Funding Master Trust	8.00	11/15/11	1,310,400
				2,247,059
	Other Metals/Minerals (0.6%)
375	Brascan Corp. (Canada)	7.125	06/15/12	408,614

	Property - Casualty Insurers (3.2%)
645	Mantis Reef Ltd. - 144A** (Australia)	4.692	11/14/08	632,693
335	Platinum Underwriters Finance Holdings, Ltd.	7.50	06/01/17	330,572
350	Platinum Underwriters Finance Holdings, Ltd. - 144A**	6.37	11/16/07	351,400
250	St. Paul Travelers Companies, Inc. (The)	5.01	08/16/07	249,183
675	XLLIAC Global Funding - 144A**	4.80	08/10/10	665,099
				2,228,947
	Publishing: Newspapers (0.4%)
315	Knight Ridder, Inc.	5.75	09/01/17	276,327

	Pulp & Paper (2.0%)
405	Abitibi-Consolidated Inc. (Canada)	8.55	08/01/10	416,137
225	Abitibi-Consolidated Inc. (Canada)	8.85	08/01/30	199,125
460	Bowater Canada Finance (Canada)	7.95	11/15/11	455,400
300	Sappi Papier Holding AG - 144A** (Austria)	6.75	06/15/12	287,456
				1,358,118

	Railroads (1.7%)
267	Burlington North Santa Fe Railway Co.	4.575	01/15/21	257,642
270	Norfolk Southern Corp.	7.35	05/15/07	279,088
245	Union Pacific Corp.	6.625	02/01/08	253,432
210	Union Pacific Corp.	6.65	01/15/11	223,983
160	Union Pacific Corp. (Series MTNE)	6.79	11/09/07	165,396
				1,179,541
	Real Estate Development (0.9%)
245	World Financial Properties - 144A**	6.95	09/01/13	257,600
332	World Financial Properties - 144A** (Series 1996 WFP- B)	6.91	09/01/13	348,732
				606,332
	Real Estate Investment Trusts (0.2%)
100	EOP Operating L.P.	4.75	03/15/14	94,145
45	EOP Operating L.P.	7.88	07/15/31	52,382
				146,527
	Regional Banks (1.3%)
740	Marshall & Ilsley Bank (Series BKNT)	3.80	02/08/08	724,991
175	US Bancorp	5.10	07/15/07	175,802
				900,793
	Savings Banks (1.5%)
70	Household Finance Corp.	4.125	11/16/09	67,678
215	Household Finance Corp.	8.00	07/15/10	239,845
685	Washington Mutual Bank	5.50	01/15/13	691,926
50	Washington Mutual Inc.	8.25	04/01/10	55,676
				1,055,125
	TOTAL CORPORATE BONDS
	(Cost $52,475,110)			51,126,912

	Asset-Backed Securities (8.0%)
	Finance/Rental/Leasing
550	Chase Manhattan Auto Owner Trust 2004-A A4	2.83	09/15/10	532,465
350	CIT Equipment Collateral 2004-EF1 A3	3.50	09/20/08	344,608
550	DaimlerChrysler Auto Trust 2003-B A4	2.86	03/09/09	538,379
325	Ford Credit Auto Owner Trust 2005B A3	4.17	01/15/09	322,545
450	Harley-Davidson Motorcycle Trust 2004-2 A2	3.56	02/15/12	441,665
600	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76	12/17/12	588,297
550	Honda Auto Receivables Owner Trust 2004-1 A4	3.06	10/21/09	535,841
800	MBNA Credit Card Master Note Trust 2004-A4 A4	2.70	09/15/09	778,252
500	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81	11/17/14	494,023
650	USAA Auto Owner Trust 2004-2 A-4	3.58	02/15/11	636,918
350	Volkswagen Auto Lease Trust 2005-A A3	3.82	05/20/08	346,503

	Total Asset-Backed Securities (Cost $5,684,518)			5,559,496

	Foreign Government Obligations (1.6%)
110	United Mexican States (Mexico)	8.375	01/14/11	125,785
860	United Mexican States (Mexico)	9.875	02/01/10	1,015,230

	Total Foreign Government Obligations (Cost $1,230,445)			1,141,015

	U.S. Government Agencies - Mortgage-Backed Securities (0.1%)
21	Federal Home Loan Mortgage Corp.	7.50	09/01/30	$22,240
36	Federal National Mortgage Association	7.50	09/01/29 - 04/01/32	37,376

	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $59,778)			59,616

	U.S. Government Obligations (8.7%)
3,210	U.S. Treasury Bond	6.125 - 6.375	08/15/27 - 08/15/29	3,834,954
1,500	U.S. Treasury Note	4.25	11/15/13	1,473,516
1,900	U.S. Treasury Strips	0.00	02/15/25 - 02/15/27	720,207

	Total U.S. Government Obligations (Cost $6,133,186)			6,028,677

	SHORT-TERM INVESTMENTS (7.3%)
	U.S. Government Obligation (a) (0.1%)
100	U.S. Treasury Bill
	(Cost $99,609)	3.35	01/12/06	99,609

	Repurchase Agreement (7.2%)
4,980	Joint repurchase agreement account
	(dated 11/30/05; proceeds $4,980,554) (b) (Cost $4,980,000)	4.005	12/01/05	4,980,000

	Total Short-Term Investments (Cost $5,079,609)			5,079,609

	TOTAL INVESTMENTS
	(Cost $70,662,646) (c)(d)		99.4%	68,995,325
	OTHER ASSETS IN EXCESS OF LIABILITIES		0.6	385,069
	NET ASSETS		100.0%	$69,380,394

*	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $40,180.
**	Resale is restricted to qualified institutional investors.
†	Floating rate security, rate shown is the rate in effect at November 30, 2005.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $13,083,941 in connection with open futures contracts.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $239,972 and the aggregate gross unrealized depreciation is $1,907,293 resulting in net unrealized depreciation of $1,667,321.

MORGAN STANLEY INCOME TRUST

FUTURES CONTRACTS OPEN AT NOVEMBER 30, 2005:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION,DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)

3	Short	U.S. Treasury Notes 2 Year	$(615,750)	$5,288
		December 2005

28	Short	U.S. Treasury Notes 2 Year	(5,742,625)	(2,556)
		March 2006

53	Long	U.S. Treasury Notes 10 Year	5,752,156	382
		March 2006

9	Long	U.S. Treasury Notes 20 Year	1,008,281	(3,043)
		March 2006

		Net Unrealized Appreciation		$71

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 19, 2006